THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
MARCH 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.6%

	Shares	Value
COMMUNICATION SERVICES — 6.0%
Alphabet, Cl A *	9,920	$1,497,225
Meta Platforms, Cl A	5,160	2,505,593

		4,002,818

CONSUMER DISCRETIONARY — 8.4%
AutoZone *	524	1,651,465
Murphy USA	5,200	2,179,840
Toyota Motor ADR	7,030	1,769,310

		5,600,615

CONSUMER STAPLES — 11.7%
Costco Wholesale	3,774	2,764,946
Kroger	29,805	1,702,759
Procter & Gamble	10,435	1,693,079
Walmart	27,598	1,660,572

		7,821,356

ENERGY — 17.4%
Cameco	43,000	1,862,760
CVR Energy	46,530	1,659,259
Exxon Mobil	19,137	2,224,485
Liberty Energy, Cl A	76,880	1,592,954
Nabors Industries *	24,678	2,125,516
Occidental Petroleum	33,014	2,145,580

		11,610,554

FINANCIALS — 5.0%
BlackRock, Cl A	1,976	1,647,391
Marsh & McLennan	8,231	1,695,422

		3,342,813

HEALTH CARE — 13.3%
Cardinal Health	18,474	2,067,240
Cencora	11,109	2,699,376
Eli Lilly	3,185	2,477,803
Novo Nordisk ADR	12,953	1,663,165

		8,907,584

INDUSTRIALS — 16.4%
FTI Consulting *	7,991	1,680,427
General Dynamics	8,125	2,295,232

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
MARCH 31, 2024
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
L3Harris Technologies	8,432	$1,796,859
Rocket Lab USA *	313,152	1,287,055
Textron	22,825	2,189,602
Waste Management	8,046	1,715,005

		10,964,180

INFORMATION TECHNOLOGY — 15.4%
Applied Materials	9,866	2,034,665
Broadcom	1,530	2,027,877
Microsoft	5,644	2,374,544
NVIDIA	2,217	2,003,193
Palantir Technologies, Cl A *	78,767	1,812,428

		10,252,707

TOTAL COMMON STOCK (Cost $51,721,507)		62,502,627

REGISTERED INVESTMENT COMPANY — 3.1%

Sprott Physical Gold Trust * (Cost $1,951,442)	120,650	2,087,245

TOTAL INVESTMENTS— 96.7% (Cost $53,672,949)		$64,589,872

Percentages are based on Net Assets of $66,806,351.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value
CANADA — 3.2%
Brookfield Asset Management, Cl A	14,075	$591,810
Shopify, Cl A *	7,643	590,204

		1,182,014

CAYMAN ISLANDS — 1.5%
BeiGene *	47,300	574,747

DENMARK — 3.2%
Novo Nordisk, Cl B	4,732	603,824
Novozymes, Cl B	10,268	602,417

		1,206,241

FRANCE — 1.5%
Pernod Ricard	3,464	560,979

GERMANY — 3.2%
Covestro *	10,753	588,556
Fresenius Medical Care	15,195	585,035

		1,173,591

INDIA — 1.5%
Lupin ^	29,860	578,851

IRELAND — 3.2%
Experian PLC	13,774	600,995
Jazz Pharmaceuticals PLC *	4,926	593,189

		1,194,184

ISRAEL — 1.5%
Elbit Systems	2,620	549,287

JAPAN — 3.1%
Astellas Pharma	52,500	563,696
Eisai	14,100	580,509

		1,144,205

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2024
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — 1.6%
Universal Music Group	19,602	$590,221

NORWAY — 1.7%
Kongsberg Gruppen	9,038	624,410

SWEDEN — 1.7%
Saab, Cl B	7,356	654,931

SWITZERLAND — 1.5%
Roche Holding	2,219	565,898

UNITED KINGDOM — 11.1%
BAE Systems PLC	37,001	630,776
InterContinental Hotels Group PLC	5,535	576,287
LyondellBasell Industries, Cl A	5,886	602,020
Pearson PLC	45,613	600,406
RELX PLC	13,559	586,476
Smith & Nephew PLC	44,152	553,064
Smiths Group PLC	28,541	591,832

		4,140,861

UNITED STATES — 58.3%
COMMUNICATION SERVICES — 4.4%
EchoStar, Cl A *	5,422	77,264
Fox	23,972	749,604
Iridium Communications	2,412	63,098
Match Group *	19,641	712,575
Yelp, Cl A *	1,864	73,442

		1,675,983

CONSUMER DISCRETIONARY — 6.8%
Adtalem Global Education *	1,458	74,941
Domino’s Pizza	1,576	783,083
Etsy *	10,103	694,278
H&R Block	1,490	73,174
iRobot *	6,401	56,073
Perdoceo Education	4,090	71,820
Stride *	1,172	73,895

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2024
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Yum! Brands	5,132	$711,552

		2,538,816

CONSUMER STAPLES — 2.4%
Altria Group	17,260	752,881
USANA Health Sciences *	1,484	71,974
Vector Group	6,620	72,555

		897,410

ENERGY — 2.4%
Bristow Group *	2,631	71,563
Green Plains *	3,371	77,938
Occidental Petroleum	11,492	746,865

		896,366

FINANCIALS — 0.2%
Federated Hermes, Cl B	1,998	72,168

HEALTH CARE — 11.1%
Amedisys *	767	70,687
Catalyst Pharmaceuticals *	4,214	67,171
Chemed	117	75,106
DaVita *	5,557	767,144
Dynavax Technologies *	5,619	69,732
Edwards Lifesciences *	8,276	790,855
Enhabit *	8,137	94,796
Exelixis *	3,223	76,482
Harmony Biosciences Holdings *	2,235	75,051
HealthEquity *	884	72,161
Illumina *	5,020	689,346
Inari Medical *	1,578	75,713
Incyte *	11,943	680,393
Lantheus Holdings *	1,109	69,024
Myriad Genetics *	3,232	68,906
Neurocrine Biosciences *	547	75,442
Pacira BioSciences *	2,486	72,641
Pediatrix Medical Group *	8,176	82,005
REGENXBIO *	3,384	71,301
Select Medical Holdings	2,644	79,717

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2024
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Vir Biotechnology *	6,379	$64,619

		4,188,292

INDUSTRIALS — 19.2%
A O Smith	8,402	751,643
AAR *	1,075	64,360
AeroVironment *	557	85,377
Axon Enterprise *	2,243	701,790
CoreCivic *	4,784	74,678
Equifax	2,604	696,622
Fluor *	1,957	82,742
General Dynamics	2,594	732,779
GEO Group *	5,930	83,732
Huntington Ingalls Industries	2,411	702,734
Leidos Holdings	5,534	725,452
Lockheed Martin	1,654	752,355
Maximus	857	71,902
Northrop Grumman	1,551	742,402
Pitney Bowes	17,195	74,454
Science Applications International	509	66,369
Textron	7,955	763,123
TrueBlue *	6,059	75,859

		7,248,373

INFORMATION TECHNOLOGY — 6.6%
Consensus Cloud Solutions *	4,374	69,372
Dropbox, Cl A *	2,969	72,147
Fair Isaac *	545	681,037
InterDigital	668	71,115
Lattice Semiconductor *	917	71,737
LiveRamp Holdings *	2,097	72,346
Rambus *	1,112	68,733
ServiceNow *	911	694,546
VeriSign *	3,611	684,321

		2,485,354

MATERIALS — 5.2%
Eastman Chemical	8,096	811,381
International Paper	20,121	785,122
Koppers Holdings	1,354	74,700
Materion	529	69,696
MP Materials *	4,634	66,266

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2024
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Scotts Miracle-Gro	1,067	$79,588
Sylvamo	1,154	71,248

		1,958,001

		21,960,763

TOTAL COMMON STOCK (Cost $32,875,027)		36,701,183

TOTAL INVESTMENTS— 97.8% (Cost $32,875,027)		$36,701,183

Percentages are based on Net Assets of $37,544,252.

*	Non-income producing security.

^

The Fund considers a company to be a non-U.S. company if: (i) the company is organized or maintains its principal place of business outside of the U.S. or (ii) the company’s securities are traded principally outside of the U.S.

Cl — Class

PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

STR-QH-001-0500